Acquisitions - Additional Information (Details) shares in Thousands, $ in Thousands		1 Months Ended		3 Months Ended		8 Months Ended	9 Months Ended
	Apr. 15, 2021 USD ($) shares	Jun. 30, 2021 USD ($)	Feb. 05, 2021 USD ($)	Sep. 30, 2021 USD ($) floater	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) floater	Sep. 30, 2020 USD ($)
Business Acquisition [Line Items]
Number of floaters acquired | floater				7		7
Number of floaters sold | floater				2		2
Merger and integration costs			$ 0	$ 5,033	$ 0	$ 13,786	$ 0
Gain on bargain purchase			$ 0			64,479	$ 0
Pacific Drilling
Business Acquisition [Line Items]
Business acquisition, membership interest conversion ratio	6.366
Business acquisition, warrants conversion ratio	1.553
Number of shares received by acquiree (in shares) | shares	16,600
Proceeds from sale of floaters		$ 29,700
Merger and integration costs				$ 5,000		$ 13,800
Gain on bargain purchase	$ 64,479
Pacific Drilling | Pacific Drilling | Noble Corp
Business Acquisition [Line Items]
Ownership percentage at closing of Merger	24.90%